Condensed Consolidated Statements of Stockholder's Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at beginning (in shares) at Dec. 31, 2019	1
Balance at the beginning at Dec. 31, 2019		$ 100,226	$ 37	$ (109,378)	$ (9,115)
Stock based compensation		15			15
Currency translation adjustment			1		1
Net income (loss)				(41,734)	$ (41,734)
Balance at ending (in shares) at Dec. 31, 2020	1				1
Balance at the end at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Balance at ending (in shares) at Dec. 31, 2020	1				1
Balance at the end at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Currency translation adjustment			(61)		(61)
Net income (loss)				(12,351)	(12,351)
Balance at ending (in shares) at Mar. 31, 2021	1
Balance at the end at Mar. 31, 2021		159,529	(23)	(163,463)	$ (3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1				1
Balance at the beginning at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Stock based compensation		3,936			3,936
Currency translation adjustment			(311)		(311)
Net income (loss)				(38,905)	$ (38,905)
Balance at ending (in shares) at Dec. 31, 2021	1				1
Balance at the end at Dec. 31, 2021		163,465	(273)	(190,017)	$ (26,825)
Stock based compensation		80			80
Currency translation adjustment			(229)		(229)
Net income (loss)				(6,991)	$ (6,991)
Balance at ending (in shares) at Mar. 31, 2022	1				1
Balance at the end at Mar. 31, 2022		$ 163,545	$ (502)	$ (197,008)	$ (33,965)